Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Segment information
Schedule of Financial information of segments, Results

The main financial information of each of the continuing operations of the Company’s segments is as follows.

2023
Statement of income	Ipiranga	Ultragaz	Ultracargo	Others (1) (2)	Subtotal Segments	Eliminations	Total

Net revenue from sales and services	114,374,621	10,670,793	1,015,564	478,994	126,539,972	(491,271)	126,048,701
Transactions with third parties	114,087,604	10,669,365	815,249	476,483	126,048,701	-	126,048,701
Intersegment transactions	287,017	1,428	200,315	2,511	491,271	(491,271)	-
Cost of products and services sold	(107,929,732)	(8,485,215)	(355,798)	(426,256)	(117,197,001)	466,532	(116,730,469)
Gross profit	6,444,889	2,185,578	659,766	52,738	9,342,971	(24,739)	9,318,232
Operating income (expenses)
Selling and marketing	(1,606,134)	(626,554)	(11,395)	(9,143)	(2,253,226)	‐	(2,253,226)
General and administrative	(1,208,306)	(298,171)	(167,344)	(369,077)	(2,042,898)	24,739	(2,018,159)
Gain (loss) on disposal of property, plant and equipment and intangible assets	169,276	13,199	103	(1,587)	180,991	(59,056)	121,935
Other operating income (expenses), net	(658,614)	20,191	2,335	33,223	(602,865)	‐	(602,865)
Operating income (loss)	3,141,111	1,294,243	483,465	(293,846)	4,624,973	(59,056)	4,565,917
Share of profit (loss) of subsidiaries, joint ventures and associates	(7,508)	26	11,764	7,626	11,908	‐	11,908
Income (loss) before financial result and income and social contribution taxes	3,133,603	1,294,269	495,229	(286,220)	4,636,881	(59,056)	4,577,825
Depreciation of PP&E and amortization of intangible assets	404,831	291,462	105,274	39,302	840,869	(492)	840,377
Amortization of contractual assets with customers - exclusivity rights	606,036	1,410	‐	‐	607,446	‐	607,446
Amortization of right-of-use assets	209,994	61,124	30,454	4,327	305,899	‐	305,899
Total depreciation and amortization	1,220,861	353,996	135,728	43,629	1,754,214	(492)	1,753,722

2022
Statement of income	Ipiranga	Ultragaz	Ultracargo	Others (1) (2)	Subtotal Segments	Eliminations	Total

Net revenue from sales and services	131,337,966	11,483,398	867,148	218,770	143,907,282	(272,574)	143,634,708
Transactions with third parties	131,253,637	11,480,697	684,350	216,024	143,634,708	-	143,634,708
Intersegment transactions	84,329	2,701	182,798	2,746	272,574	(272,574)	-
Cost of products and services sold	(126,569,490)	(9,446,354)	(340,621)	(185,914)	(136,542,379)	266,122	(136,276,257)
Gross profit	4,768,476	2,037,044	526,527	32,856	7,364,903	(6,452)	7,358,451
Operating income (expenses)
Selling and marketing	(1,552,636)	(576,087)	(12,701)	(561)	(2,141,985)	‐	(2,141,985)
General and administrative	(828,753)	(257,315)	(134,208)	(320,657)	(1,540,933)	6,452	(1,534,481)
Gain (loss) on disposal of property, plant and equipment and intangible assets	168,709	(1,381)	(887)	2,848	169,289	‐	169,289
Other operating income (expenses), net	(525,966)	6,235	3,330	1,879	(514,522)	‐	(514,522)
Operating income	2,029,830	1,208,496	382,061	(283,635)	3,336,752	‐	3,336,752
Share of profit (loss) of subsidiaries, joint ventures and associates	(10,052)	13	(3,880)	26,100	12,181	‐	12,181
Income (loss) before financial result and income and social contribution taxes	2,019,778	1,208,509	378,181	(257,535)	3,348,933	‐	3,348,933
Depreciation of PP&E and amortization of intangible assets	353,962	239,204	94,337	44,738	732,241	‐	732,241
Amortization of contractual assets with customers - exclusivity rights	503,751	1,502	-	‐	505,253	(346)	504,907
Amortization of right-of-use assets	191,178	56,177	37,124	3,940	288,419	‐	288,419
Total depreciation and amortization	1,048,891	296,883	131,461	48,678	1,525,913	(346)	1,525,567

	2021
Income	Ipiranga	Ultragaz	Ultracargo	Abastece aí	Subtotal	Others (1) (2)	Elimination	Total

Net revenue from sales and services	99,382,617	9,744,659	713,096	84,733	109,925,105	22,452	(214,715)	109,732,842
Transactions with third parties	99,382,547	9,740,657	518,762	84,733	109,726,699	6,143	-	109,732,842
Intersegment transactions	70	4,002	194,334	-	198,406	16,309	(214,715)	-
Cost of products and services sold	(96,110,408)	(8,626,340)	(285,406)	-	(105,022,154)	70	194,118	(104,827,966)
Gross profit	3,272,209	1,118,319	427,690	84,733	4,902,951	22,522	(20,597)	4,904,876
Operating income (expenses)
Selling and marketing	(1,409,350)	(438,697)	(9,213)	(71,345)	(1,928,605)	(6,184)	-	(1,934,789)
Loss allowance (reversion) for expected credit losses	23,536	(20,482)	69	-	3,123	-	-	3,123
General and administrative	(846,441)	(202,002)	(127,117)	(113,544)	(1,289,104)	(198,044)	20,597	(1,466,551)
Gain (loss) on disposal of property, plant and equipment and intangibles	183,862	2,138	(1,754)	(9)	184,237	(48)	-	184,189
Other operating income, net	74,574	10,976	3,876	5,159	94,585	1,581	-	96,166
Operating income (loss)	1,298,390	470,252	293,551	(95,006)	1,967,187	(180,173)	-	1,787,014
Share of profit (loss) of subsidiaries, joint ventures and associates	(859)	(104)	602	-	(361)	(17,273)	-	(17,634)
Operating income before finance income (expenses) and income and social contribution taxes	1,297,531	470,148	294,153	(95,006)	1,966,826	(197,446)	-	1,769,380
Depreciation of PP&E and amortization of intangible assets charges	325,942	211,014	76,421	14,365	627,742	25,376	-	653,118
Amortization of contractual assets with customers – exclusive rights	280,975	1,546	-	-	282,521	-	-	282,521
Amortization of right-of-use assets	182,245	46,579	25,440	267	254,531	6,185	-	260,716
Total of depreciation and amortization	789,162	259,139	101,861	14,632	1,164,794	31,561	-	1,196,355

(1)	Includes in the line “General and administrative and Revenue from sale of goods” the amount of R$ 167,929 in 2023 (R$ 157,621 in 2022 and R$ 154,640 in 2021) of expenses related to Ultrapar's holding structure.
(2)	The “Others” column refers to the parent Ultrapar and the subsidiaries Abastece Aí, Millenium, Serma, Imaven Imóveis Ltda. (“Imaven”), Ultrapar International, Ultrapar Empreendimentos, UVC Investimentos, UVC - Fundo de investimento and share of profit (loss) of joint venture RPR. In 2022 the Company ceased to present Abastece Aí as a separate segment, including its balance in the “Others” column.

Schedule of Financial information of segments, Main indicators - Cash flows
12/31/2023
Item - Cash flows	Ipiranga	Ultragaz	Ultracargo	Others(3)	Subtotal Segments	Eliminations	Total
Acquisition of property, plant and equipment	459,558	376,312	292,653	15,134	1,143,657	(131,018)	1,012,639
Capitalized interest and other items included in property, plant and equipment and provision for ARO	35,412	‐	‐	‐	35,412	‐	35,412
Acquisition of intangible assets	168,547	56,540	1,060	56,041	282,188	(7,497)	274,691
Payments of contractual assets with customers - exclusivity rights	597,798	‐	‐	‐	597,798	‐	597,798
Decarbonization credits (note 14)	778,496	‐	‐	389	778,885	‐	778,885

12/31/2022
Item - Cash flows	Ipiranga	Ultragaz	Ultracargo	Others (3)	Subtotal Segments	Eliminations	Total
Acquisition of property, plant and equipment	427,861	318,750	175,984	6,641	929,236	‐	929,236
Capitalized interest and other items included in property, plant and equipment and provision for ARO	32,628	‐	‐	‐	32,628	‐	32,628
Acquisition of intangible assets	194,385	38,876	9,125	35,214	277,600	‐	277,600
Payments of contractual assets with customers - exclusivity rights	769,119	‐	‐	‐	769,119	‐	769,119
Decarbonization credits (note 14)	635,130	‐	‐	‐	635,130	‐	635,130

12/31/2021
Item - Cash flows	Ipiranga	Ultragaz	Ultracargo	Abastece aí	Others(3)	Subtotal Segments	Eliminations	Total
Acquisition of property, plant and equipment	386,693	336,871	298,272	636	5,947	1,028,419	‐	1,028,419
Capitalized interest and other items included in property, plant and equipment and provision for ARO	7,683	‐	2,782		‐	10,465	‐	10,465
Acquisition of intangible assets	156,498	30,150	15,819	34,824	197	237,488	‐	237,488
Payments of contractual assets with customers - exclusivity rights	420,261	‐	‐		‐	420,261	‐	420,261
Decarbonization credits (note 16)	176,837	‐	‐		‐	176,837	‐	176,837

Schedule of Financial information of segments, Asset reclassification
12/31/2023
Assets	Ipiranga	Ultragaz	Ultracargo	Others (3)	Subtotal Segments	Total
Total assets (excluding intersegment transactions)	25,042,098	4,144,983	3,233,270	5,831,623	38,251,974	38,251,974

12/31/2022
Assets	Ipiranga	Ultragaz	Ultracargo	Others (3)	Subtotal Segments	Total
Total assets (excluding intersegment transactions)	23,342,826	4,281,857	3,045,407	5,770,913	36,441,003	36,441,003

(3)	The “Others” column comprises the parent Ultrapar (including goodwill from certain acquisitions) and the subsidiaries Abastece Aí, Millenium, Serma, Imaven, Ultrapar International, UVC Investimentos and UVC - Fundo de investimento.

Schedule of Revenue from operations abroad

The subsidiaries generate revenue from operations in Brazil, as well as from exports of products and services to foreign customers, as disclosed below:

	2023	2022	2021
Net revenue from sales and services:
Brazil	124,400,378	140,801,146	109,598,146
United States of America and Canada	1,084,594	1,785,413	35,279
Other Latin American countries	204,306	73,351	69,523
Europe	202,665	607,416	18,876
Asia and Others	156,758	367,382	11,018
Total	126,048,701	143,634,708	109,732,842